Financial risk management, objectives and policies	9 Months Ended
Sep. 30, 2018
Financial risk management, objectives and policies [Abstract]
Financial risk management, objectives and policies
Note 9 - Financial risk management, objectives and policies

Note 9 in the 2017 annual report on Form 20-F provides for details of financial risk management objectives and policies.

The Company's principal financial liability consists of long-term debt with the main purpose being to partly finance the Company's assets and operations. The Company's financial assets mainly comprise cash. The Company is exposed to market risk, credit risk and liquidity risk. The Company's senior management oversees the management of these risks.